Financial instruments (Details 22) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial instruments [Line Items]
Financial liabilities at fair value through profit or loss	$ 0	$ 0	$ 498
Gains (losses) on hedging instrument, fair value hedges	0	(229)	1,062
Derivative instruments (IRS) [Member]
Financial instruments [Line Items]
Financial liabilities at fair value through profit or loss	0	0	283
Gains (losses) on hedging instrument, fair value hedges	0	(229)	(242)
Derivate instruments (options) [Member]
Financial instruments [Line Items]
Financial liabilities at fair value through profit or loss	0	0	215
Gains (losses) on hedging instrument, fair value hedges	$ 0	$ 0	$ 1,304